Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS VARIABLE SERIES II
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Small Mid Cap Value VIP

The following information replaces existing disclosure contained under the "Management process" sub-heading of the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and under the "Management process" sub-heading of the "PRINCIPAL INVESTMENT STRATEGY" section within the "FUND DETAILS" section of the fund's prospectuses.

Management process. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process based upon a wide set of financial metrics and analysis to evaluate company operating performance and valuation. Company research lies at the heart of the investment process.

DWS Small Mid Cap Value VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Small Mid Cap Value VIP

The following information replaces existing disclosure contained under the "Management process" sub-heading of the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and under the "Management process" sub-heading of the "PRINCIPAL INVESTMENT STRATEGY" section within the "FUND DETAILS" section of the fund's prospectuses.

Management process. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process based upon a wide set of financial metrics and analysis to evaluate company operating performance and valuation. Company research lies at the heart of the investment process.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Management process. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process based upon a wide set of financial metrics and analysis to evaluate company operating performance and valuation. Company research lies at the heart of the investment process.